Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information	Segment Information
We report our financial performance based on three business segments: Global Lottery, Global Gaming, and PlayDigital, and analyze revenue by segment as well as operating income as the measure of segment profitability.

Through our three business segments, we operate and provide an integrated portfolio of innovative gaming technology products and services including online and instant lottery systems, iLottery, instant ticket printing, lottery management services, gaming systems, electronic gaming machines, iGaming, and sports betting.

The Global Lottery segment has full responsibility for the worldwide traditional lottery and iLottery business, including sales, operations, product development, technology, and support. The Global Gaming segment has full responsibility for the worldwide land-based gaming business, including sales, product management, studios, global manufacturing, operations, and technology. The PlayDigital segment has full responsibility for the worldwide iGaming and sports betting business, including sales, operations, studios, technology, and support.

Our three business segments are supported by central corporate support functions, including finance, people and transformation, legal, marketing and communications, corporate public affairs, and strategy and corporate development. Certain support costs that are identifiable and that benefit our business segments are allocated to them. Each allocation is measured differently based on the specific facts and circumstances of the costs being allocated. Corporate support function expenses that are not allocated to the business segments, which are principally composed of selling, general and administrative expenses, are reported as Corporate and Other expenses, along with goodwill impairment and the depreciation and amortization of acquired tangible and intangible assets in connection with acquired companies. Segment assets are not reported to, or used by, the chief operating decision maker to allocate resources to, or assess performance of, the segments and therefore, total segment assets have not been disclosed.

Global Lottery

Our Global Lottery segment provides lottery products and services primarily to governmental organizations through operating contracts, FMCs, LMAs, and product sales contracts.

As part of our lottery product and services, we provide instant and draw-based lottery products, point-of-sale machines, central processing systems, software, commercial services, instant ticket printing services, and other related equipment and support services.

We categorize revenue from operating contracts, FMCs, and LMAs as “Operating and facilities management contracts” and revenue from commercial services, software hosting, software maintenance, and other services not included within operating contracts, FMCs, or LMAs as service revenue from “Systems, software, and other”. Revenue included within “Operating and facilities management contracts” include all services required by the contract, including iLottery and instant ticket printing.

We categorize sales or sales-type leases of lottery terminals, lottery systems, fixed-fee software licenses, and instant tickets not part of “Operating and facilities management contracts” as product sales from “Lottery products”.
Global Gaming

Our Global Gaming segment provides gaming products and services including software and game content, casino gaming management systems, video lottery terminals (“VLTs”), VLT central systems, and other related equipment and support services to commercial and tribal casino operators.

We categorize revenue from Wide Area Progressive services, and operating leases for VLTs and other gaming machines as service revenue from “Gaming terminal services”. We categorize sales or usage-based royalties promised in exchange for software intellectual property licenses, and systems as service revenue from “Systems, software, and other”.

Revenue from the sale or sales-type lease of gaming machines, systems, component parts, and other miscellaneous equipment and services are categorized as product sales from “Gaming terminals” and revenue from systems, fixed-fee software licenses, casino gaming management systems, game content, and spare parts as product sales from “Other”.

PlayDigital

Our PlayDigital segment provides iGaming systems and digital platforms offering customers a remote game server solution, which is a fast gateway to extensive casino content, and digital gaming services that enhance player experiences and create marketing opportunities around either the Company’s games or third-party games via our aggregation capabilities. The segment also provides sports betting technology and services to commercial and tribal operators and lotteries in regulated markets, primarily in the U.S. We categorize revenue from iGaming and sports betting as service revenue from “PlayDigital services”.

Segment information is as follows:

	For the year ended December 31, 2022
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Business Segments Total	Corporate and Other	Total IGT PLC
Service revenue	2,436	714	209	3,359	—	3,359
Product sales	157	709	1	866	—	866
Total revenue	2,593	1,423	209	4,225	—	4,225

Operating income (loss)	909	242	50	1,201	(279)	922
Depreciation and amortization	196	119	17	333	160	492
Expenditures for long-lived assets	(141)	(140)	(6)	(287)	(6)	(293)

	For the year ended December 31, 2021
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Business Segments Total	Corporate and Other	Total IGT PLC
Service revenue	2,690	630	163	3,483	—	3,483
Product sales	123	482	1	606	—	606
Total revenue	2,812	1,112	165	4,089	—	4,089

Operating income (loss)	1,088	43	33	1,164	(262)	902
Depreciation and amortization	225	126	15	366	160	526
Expenditures for long-lived assets	(123)	(67)	(13)	(203)	(6)	(208)

	For the year ended December 31, 2020
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Business Segments Total	Corporate and Other	Total IGT PLC
Service revenue	2,043	483	114	2,640	—	2,640
Product sales	121	354	1	476	—	476
Total revenue	2,164	837	115	3,115	—	3,115

Operating income (loss)	642	(212)	6	436	(544)	(107)
Depreciation and amortization	231	146	15	392	175	566
Expenditures for long-lived assets	(149)	(64)	(11)	(224)	(2)	(226)

Geographical Information

Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	For the year ended December 31,
($ in millions)	2022	2021	2020
United States	2,355	2,126	1,666
Italy	1,062	1,307	896
United Kingdom	67	72	64
Rest of Europe	254	217	209
All other	488	368	280
Total	4,225	4,089	3,115

Revenue from one customer in the Global Lottery segment represented approximately 18%, 23%, and 19% of consolidated revenue in 2022, 2021, and 2020, respectively.

Long-lived assets, which are comprised of Systems & Equipment and PPE, are based on the geographical location of the assets as follows:

	December 31,
($ in millions)	2022	2021
United States	775	766
Italy	79	125
United Kingdom	6	9
Rest of Europe	92	93
All other	63	63
Total	1,016	1,056